Revenue Classified by Geographical Area (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Revenue Recognition, Milestone Method [Line Items]
Revenues	$ 25	$ 35	$ 412	$ 832
Asia [Member]
Revenue Recognition, Milestone Method [Line Items]
Revenues			362
Latin America [Member]
Revenue Recognition, Milestone Method [Line Items]
Revenues				754
Other [Member]
Revenue Recognition, Milestone Method [Line Items]
Revenues	$ 25	$ 35	$ 50	$ 78